Net defined benefit assets (liability) - Summary of Expected Contribution Payments to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Total expected payments	$ 38,860	$ 34,064
Up to one year
Disclosure of defined benefit plans [line items]
Total expected payments	4,271	3,313
One to five years
Disclosure of defined benefit plans [line items]
Total expected payments	13,301	11,873
Over five years
Disclosure of defined benefit plans [line items]
Total expected payments	$ 21,288	$ 18,878